IPP SOLAR PARKS, INVESTMENT PROPERTY - Secured borrowings and impairment (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 item	Dec. 31, 2019 USD ($) item subsidiary	Dec. 31, 2018 USD ($) item subsidiary	Dec. 31, 2017 USD ($)
Property, plant and equipment
Borrowings		$ 202,872	$ 256,757
Number of subsidiaries disposed | subsidiary			2
Number of IPP solar parks disposed | item	13		4
Impairment provided for the year		$ 2,886	$ 4,541	$ 5,221
Hudson Dispute
Property, plant and equipment
Number of losing control of subsidiaries | subsidiary		5
Chile and United States
Property, plant and equipment
Number of subsidiaries disposed | subsidiary		2
Japan
Property, plant and equipment
Number of IPP solar parks disposed | item		13
Number of Solar parks classified as held-for-sale | subsidiary			12
Secured
Property, plant and equipment
Borrowings		$ 199,165	$ 252,896
IPP solar parks
Property, plant and equipment
Impairment provided for the year		2,900
IPP solar parks | Latin America
Property, plant and equipment
Impairment provided for the year			4,500
IPP solar parks | Secured
Property, plant and equipment
Carrying amounts of solar parks pledged to secure borrowings		197,400	344,300
Borrowings		$ 199,200	$ 252,900